Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Time deposits	$ 100,000	$ 100,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	30,255	30,255
Preferred stock, liquidation value	$ 1,000	$ 1,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	4,814,852	4,635,891
Treasury stock, shares	161,858	161,858